Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 8—Subsequent Events

Management has performed an evaluation of subsequent events through the date of issuance of the unaudited condensed financial statements, noting no items which require adjustment or disclosure other than those set forth in the preceding notes to the unaudited condensed financial statements.

Note 8—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the Balance Sheet date up to the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed in Note 1.

Note 8—Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 25, 2019. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.